BIOLOGICAL ASSETS (Details Textual) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Biological Assets [Line Items]
Output of agricultural produce		20,300,000	(20,700,000)
Gains (losses) on change in fair value less costs to sell of biological assets for current period		$ 84,476	$ 83,031
Description of biological assets where fair value information is unreliable		The appraisal of biological assets resulted in a greater cost of the lumber sold in comparison to the real incurred cost, which is presented included in the cost of sales which as of December 31, 2018 amounted to ThU.S.$207,346 (ThU.S.$ 213,234 as of December 31, 2017).
Description of nature of activities of biological assets		1.77 million hectares as of December 31, 2018 out of which 1.02 million hectares are used for forestry planting, 441 thousand hectares are native forest, 199 thousand hectares are used for other purposes and 111 thousand hectares not yet planted.
Percentage of Recovery on Damages by Fire		17.60%
Insurance Recovery Amount		$ 35,000
Subsequent Event [Member]
Disclosure Of Biological Assets [Line Items]
Area of land effected by fire	72,564
Loss due to fire	$ 210,000
Percentage of loss in plantations	5.60%
Brazil
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows		7.90%
Argentina
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows		10.50%
CHILE
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows		6.40%	(7.50%)
Uruguay
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows		6.90%